Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Balance as at 1 January 2019	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Effects of movements in exchange rates	Balance as at 31 December 2019
Cost
Network infrastructure (All operational)	19,132,278	708,891	(756,889)	1,982,073	—	956,638	22,022,991
Land and buildings	929,901	52,877	—	220,637	—	7,908	1,211,323
Equipment, fixtures and fittings	803,500	97,225	(48,813)	1,446	—	13,051	866,409
Motor vehicles	40,106	3,833	(491)	—	—	1,070	44,518
Leasehold improvements	327,492	5,418	(7)	317	—	2,617	335,837
Construction in progress	512,087	2,354,918	(2,058)	(2,216,841)	(3,125)	21,347	666,328

Total	21,745,364	3,223,162	(808,258)	(12,368)	(3,125)	1,002,631	25,147,406

Accumulated depreciation
Network infrastructure (All operational)	9,446,217	2,006,650	(738,527)	31,327	14,543	622,603	11,382,813
Land and buildings	239,088	58,292	—	(16,359)	—	4,605	285,626
Equipment, fixtures and fittings	633,507	80,254	(39,143)	(11,440)	—	10,749	673,927
Motor vehicles	34,230	2,923	(296)	—	—	983	37,840
Leasehold improvements	276,006	30,776	(7)	—	339	1,595	308,709

Total	10,629,048	2,178,895	(777,973)	3,528	14,882	640,535	12,688,915

Net book amount	11,116,316	1,044,267	(30,285)	(15,896)	(18,007)	362,096	12,458,491

Depreciation expenses for the years ended 31 December 2019, 2018 and 2017 amounting to TL 2,196,902, TL 1,888,834 and TL 1,499,242, respectively include impairment losses and are recognized in cost of revenue.
Impairment losses on property, plant and equipment for the years ended 31 December 2019, 2018 and 2017 are TL 18,007, TL 34,382 and TL 39,721, respectively and are recognized in depreciation expenses.
Capitalization rates and amounts other than borrowings made specifically for the purpose of acquiring a qualifying asset are 6.5%, 6.8% and 10.0%, TL 123,449 and TL 75,054 and TL 66,513 for the years ended 31 December 2019, 2018 and 2017 respectively.
Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments.
Network infrastructure mainly consists of mobile and fixed network infrastructure investments.

	Balance as at 1 January 2018	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Disposal of subsidiary	Effects of movements in exchange rates	Transfer to investment property	Balance as at 31 December 2018
Cost
Network infrastructure (All operational)	15,480,128	650,610	(232,888)	2,270,262	—	(15,081)	979,247	—	19,132,278
Land and buildings	786,058	28,828	(2,535)	156,540	—	—	6,831	(45,821)	929,901
Equipment, fixtures and fittings	728,202	59,311	(15,827)	10,712	—	(4,041)	25,143	—	803,500
Motor vehicles	37,216	3,121	(775)	—	—	(1,400)	1,944	—	40,106
Leasehold improvements	314,867	5,998	(547)	3,123	—	(1,639)	5,690	—	327,492
Construction in progress	672,294	2,260,360	(670)	(2,448,448)	(10,744)	—	39,295	—	512,087

Total	18,018,765	3,008,228	(253,242)	(7,811)	(10,744)	(22,161)	1,058,150	(45,821)	21,745,364

Accumulated depreciation
Network infrastructure (All operational)	7,326,559	1,693,374	(218,894)	—	23,568	(6,887)	628,497	—	9,446,217
Land and buildings	209,918	50,514	(274)	—	9	—	4,686	(25,765)	239,088
Equipment, fixtures and fittings	539,827	77,694	(10,839)	—	49	(2,694)	29,470	—	633,507
Motor vehicles	31,306	2,637	(712)	—	—	(918)	1,917	—	34,230
Leasehold improvements	245,747	30,233	(547)	—	12	(1,639)	2,200	—	276,006

Total	8,353,357	1,854,452	(231,266)	—	23,638	(12,138)	666,770	(25,765)	10,629,048

Net book amount	9,665,408	1,153,776	(21,976)	(7,811)	(34,382)	(10,023)	391,380	(20,056)	11,116,316